CASH FLOW STATEMENTS - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Interest received	$ 52,515	$ 41,970	$ 22,423
Interest paid	(34,000)	(22,654)	(5,091)
Dividends received excluding life business	3	1	4
Other non-interest income received	4,314	3,567	4,208
Operating expenses paid	(9,679)	(9,856)	(9,724)
Income tax paid excluding life business	(3,369)	(2,439)	(2,278)
Life business:
Receipts from policyholders and customers			845
Interest and other items of similar nature			1
Dividends received			25
Payments to policyholders and suppliers			(619)
Income tax paid			(65)
Cash flows from operating activities before changes in operating assets and liabilities	9,784	10,589	9,729
Net (increase)/decrease in:
Collateral paid	(2,097)	1,545	(1,524)
Trading securities and financial assets measured at FVIS	(18,994)	(4,524)	(3,750)
Derivative financial instruments	(836)	4,082	2,451
Loans	(35,083)	(27,270)	(36,345)
Other financial assets	(348)	128	279
Life insurance assets and liabilities			266
Other assets	(34)	8	20
Net increase/(decrease) in:
Collateral received	(318)	(2,888)	3,643
Deposits and other borrowings	35,243	24,692	35,054
Other financial liabilities	(7,084)	(17,146)	7,120
Other liabilities		(12)	11
Net cash provided by/(used in) operating activities	(19,767)	(10,796)	16,954
Cash flows from investing activities
Proceeds from investment securities	47,624	36,480	36,022
Purchase of investment securities	(72,786)	(33,753)	(34,076)
Proceeds from disposal of controlled entities and other businesses, net of cash disposed		293	2,115
Purchase of controlled entities and other businesses	(30)		(14)
Purchase of associates	(4)	(1)
Proceeds from disposal of property and equipment	46	72	25
Purchase of property and equipment	(235)	(238)	(166)
Purchase of intangible assets	(782)	(1,141)	(1,099)
Net cash provided by/(used in) investing activities	(26,167)	1,712	2,807
Cash flows from financing activities
Proceeds from debt issues (net of issue costs)	80,245	70,974	73,309
Redemption of debt issues	(67,100)	(62,596)	(55,899)
Payments for the principal portion of lease liabilities	(416)	(401)	(427)
Issue of loan capital (net of issue costs)	6,326	3,453	6,527
Redemption of loan capital	(1,957)	(1,171)	(2,344)
Payment for share buyback	(1,812)		(3,503)
Issue of perpetual preference shares (net of issue cost)	339
Purchase of shares relating to share-based payment arrangements	(56)	(32)	(33)
Purchase of treasury shares (including RSP and EIP restricted shares)	(56)	(47)	(49)
Payment of dividends	(5,652)	(4,504)	(4,337)
Dividends paid to NCI	(4)	(21)	(5)
Purchase of shares from NCI	(25)
Net cash provided by/(used in) financing activities	9,832	5,655	13,239
Net increase/(decrease) in cash and balances with central banks	(36,102)	(3,429)	33,000
Effect of exchange rate changes on cash and balances with central banks	(753)	694	897
Net (increase)/decrease in cash and balances with central banks included in assets held for sale			7
Cash and balances with central banks as at beginning of year	102,522	105,257	71,353
Cash and balances with central banks as at end of year	65,667	102,522	105,257
Parent Entity
Cash flows from operating activities
Interest received	48,242	38,311
Interest paid	(33,039)	(22,634)
Dividends received excluding life business	1,285	1,051
Other non-interest income received	4,274	3,301
Operating expenses paid	(8,464)	(8,762)
Income tax paid excluding life business	(2,871)	(2,141)
Life business:
Cash flows from operating activities before changes in operating assets and liabilities	9,427	9,126
Net (increase)/decrease in:
Collateral paid	(2,057)	1,537
Trading securities and financial assets measured at FVIS	(19,452)	(4,162)
Derivative financial instruments	1,358	4,414
Loans	(32,528)	(25,080)
Other financial assets	(231)	94
Other assets	2	11
Net increase/(decrease) in:
Collateral received	(181)	(3,092)
Deposits and other borrowings	35,870	23,347
Other financial liabilities	(5,281)	(18,117)
Other liabilities	(9)	(3)
Net cash provided by/(used in) operating activities	(13,082)	(11,925)
Cash flows from investing activities
Proceeds from investment securities	40,089	33,383
Purchase of investment securities	(65,072)	(29,406)
Net movement in amounts due to/from controlled entities	(1,283)	(625)
Net (increase)/decrease in investments in controlled entities	(254)	640
Purchase of associates	(3)
Proceeds from disposal of property and equipment	37	71
Purchase of property and equipment	(168)	(165)
Purchase of intangible assets	(673)	(952)
Net cash provided by/(used in) investing activities	(27,327)	2,946
Cash flows from financing activities
Proceeds from debt issues (net of issue costs)	68,438	62,992
Redemption of debt issues	(58,931)	(52,671)
Payments for the principal portion of lease liabilities	(365)	(358)
Issue of loan capital (net of issue costs)	6,326	2,894
Redemption of loan capital	(1,951)	(1,171)
Payment for share buyback	(1,812)
Purchase of shares relating to share-based payment arrangements	(56)	(32)
Purchase of treasury shares (including RSP and EIP restricted shares)	(56)	(47)
Payment of dividends	(5,652)	(4,504)
Net cash provided by/(used in) financing activities	5,941	7,103
Net increase/(decrease) in cash and balances with central banks	(34,468)	(1,876)
Effect of exchange rate changes on cash and balances with central banks	(598)	160
Cash and balances with central banks as at beginning of year	93,466	95,182
Cash and balances with central banks as at end of year	$ 58,400	$ 93,466	$ 95,182